CONSOLIDATED BALANCE SHEETS (FY) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
ASSETS
Property and equipment, net	$ 33,128	$ 33,489		$ 34,744
Asset held for sale, net	10,362	10,334		10,593
Cash	455	582		953
Restricted cash	2,601	2,890		3,231
Accounts receivable, net of allowances of $141 and $2,040	3,640	3,362		1,403
Prepaid expenses and other	410	633		613
Notes receivable	369	369		1,044
Intangible assets-bed licenses	2,471	2,471		2,471
Intangible assets - lease rights, net	65	69		87
Right-of-use operating lease assets	2,043	2,154		2,556
Goodwill	1,585	1,585	[1]	1,585	[1]
Straight-line rent receivable	2,150	2,527		2,901
Total assets	59,279	60,465		62,181
LIABILITIES AND EQUITY
Senior debt, net	33,989	34,287		35,885
Debt related to asset held for sale, net	8,146	8,234		7,970
Bonds, net	5,853	5,851		5,991
Other debt, net	1,171	1,349		889
Accounts payable	5,115	3,695		2,493
Accrued expenses	5,418	5,414		4,060
Operating lease obligation	2,348	2,472		2,917
Other liabilities	1,398	2,082		1,791
Total liabilities	63,438	63,384		61,996
Commitments and Contingencies (Note 13)
Stockholders' equity:
Common stock and additional paid-in capital, no par value; 55,000 shares authorized; 1,890 and 1,850 shares issued and 1,879 and 1,839 shares outstanding at December 31, 2024 and December 31, 2023, respectively	63,798	63,173		63,059
Preferred stock, no par value; 5,000 shares authorized (including amounts authorized for Series A and Series B); shares issued and outstanding designated as follows:
Accumulated deficit	(86,985)	(85,120)		(81,902)
Total stockholders' (deficit) equity	(4,159)	(2,919)		185
Total liabilities and stockholders' (deficit) equity	59,279	60,465		62,181
Series A Preferred Stock
Preferred stock, no par value; 5,000 shares authorized (including amounts authorized for Series A and Series B); shares issued and outstanding designated as follows:
Preferred stock	426	426		426
Series B Preferred Stock
Preferred stock, no par value; 5,000 shares authorized (including amounts authorized for Series A and Series B); shares issued and outstanding designated as follows:
Preferred stock	$ 18,602	$ 18,602		$ 18,602

[1]	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.